SEGMENT REPORTING	12 Months Ended
Sep. 30, 2016
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING
Management has determined that the Trust operates in two reportable segments: a multi-family real estate segment which includes the ownership, operation and development of its multi-family properties, and another real estate segment, which includes the ownership and operation and development of its other real estate assets.
The following table summarizes the Trust's segment reporting for the year ended September 30, 2016 (dollars in thousands):

	Multi-Family Real Estate	Other Real Estate	Total
Revenues:
Rental and other revenues from real estate properties	$89,538	$1,407	$90,945
Other income	—	3,319	3,319
Total revenues	89,538	4,726	94,264
Expenses:
Real estate operating expenses	42,679	583	43,262
Interest expense	23,739	139	23,878
Advisor's fee, related party	593	100	693
Property acquisition costs	3,852	—	3,852
General and administrative	8,313	223	8,536
Provision for federal taxes	686	14	700
Depreciation	22,251	929	23,180
Total expenses	102,113	1,988	104,101
Total revenues less total expenses	(12,575)	2,738	(9,837)
Gain on sale of real estate	45,206	1,271	46,477
Gain on sale of partnership interest	386	—	386
Loss on extinguishment of debt	(4,547)	—	(4,547)
Income from continuing operations	28,470	4,009	32,479
Net (income) attributable to non-controlling interests	(15,420)	(108)	(15,528)
Net income attributable to common shareholders before reconciling items	$13,050	$3,901	$16,951
Reconciling adjustment:
Discontinued operations, net of non controlling interests			14,338
Net income attributable to common shareholders			$31,289
Segment assets at September 30, 2016	$844,430	$31,001
NOTE 11—SEGMENT REPORTING - (continued)
The following table summarizes the Trust's segment reporting for the year ended September 30, 2015 (dollars in thousands):

	Multi-Family Real Estate	Other Real Estate	Total
Revenues:
Rental and other revenues from real estate properties	$75,643	$1,380	$77,023
Other income	—	72	72
Total revenues	75,643	1,452	77,095
Expenses:
Real estate operating expenses	38,000	609	38,609
Interest expense	18,944	353	19,297
Advisor's fee, related party	2,077	371	2,448
Property acquisition costs	1,885	—	1,885
General and administrative	6,314	369	6,683
Depreciation	18,336	118	18,454
Total expenses	85,556	1,820	87,376
Total revenues less total expenses	(9,913)	(368)	(10,281)
Gain on sale of real estate	14,404	601	15,005
Income (loss) from continuing operations	4,491	233	4,724
Net (income) loss attributable to non-controlling interests	(4,877)	(93)	(4,970)
Net income (loss) attributable to common shareholders before reconciling adjustment	$(386)	$140	$(246)
Reconciling adjustment:
Discontinued operations, net of non controlling interests			(2,142)
Net income attributable to common shareholders			$(2,388)
Segment assets at September 30, 2015	$616,909	$55,425

NOTE 11—SEGMENT REPORTING - (continued)
The following table summarizes the Trust's segment reporting for the year ended September 30, 2014 (dollars in thousands):

	Multi-Family Real Estate	Other Real Estate	Total
Revenues:
Rental and other revenues from real estate properties	$60,362	$1,363	$61,725
Other income	4	84	88
Total revenues	60,366	1,447	61,813
Expenses:
Operating expenses relating to real estate properties	32,347	637	32,984
Interest expense	16,212	222	16,434
Advisor's fee, related party	1,466	335	1,801
Property acquisition costs	2,542	—	2,542
General and administrative	5,887	437	6,324
Depreciation	13,828	117	13,945
Total expenses	72,282	1,748	74,030
Loss from continuing operations	(11,916)	(301)	(12,217)
Plus: net loss attributable to non-controlling interests	759	(92)	667
Net (loss) income attributable to common shareholders before reconciling adjustments	$(11,157)	$(393)	$(11,550)
Reconciling adjustment:
Other income			65
Discontinued operations, net of non controlling interests			2,031
Net loss attributable to common shareholders			$(9,454)
Segment assets at September 30, 2014	$569,357	$31,075